Commitment and Contingencies (Policies)	12 Months Ended
Feb. 24, 2023
Leases [Abstract]
Lessor, Leases [Policy Text Block]	We have operating leases for corporate offices, sales offices, showrooms, manufacturing and distribution facilities, vehicles and equipment that expire at various dates through 2036. Certain lease agreements include contingent rental payments based on per unit usage over contractual levels (e.g., miles driven or machine hours operated) and others include rental payments adjusted periodically for inflationary indexes. Additionally, some leases include options to renew or terminate the leases which can be exercised at our discretion.